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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07532

Registrant Name: PIMCO Municipal Advantage Fund Inc.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal year End: October 31, 2008

Date of Reporting Period: January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments

Pimco Municipal Advantage Fund Inc. Schedule of Investments
January 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES—99.8%
	Alabama—1.8%
$1,600	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
	5.50%, 1/1/43	NR/NR	$1,413,936
1,000	Montgomery Medical Clinic Board,
	Jackson Hospital & Clinic Rev., 4.75%, 3/1/26	Baa2/BBB-	911,540
500	Tuscaloosa Educational Building Auth. Rev., 5.00%, 6/1/26	NR/BBB-	436,780
			2,762,256

	Alaska—0.4%
705	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	590,064

	Arizona—4.5%
	Pima Cnty. Industrial Dev. Auth. Rev.,
3,400	5.00%, 9/1/39 (b)	Aa2/AA	3,352,060
1,500	5.50%, 7/1/37	NR/BBB-	1,366,185
650	6.375%, 6/1/36	NR/NR	638,638
1,000	Pima Cnty. Industrial Dev. Auth., State American Charter,
	Schools Foundation Rev., 5.625%, 7/1/38	NR/NR	933,290
700	State Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	587,258
			6,877,431

	California—7.7%
1,000	Foothill Eastern Corridor Agcy. Toll Road Rev., 5.75%, 1/15/40	Baa3/BBB-	1,017,210
4,000	Golden State Tobacco Securitization Corp. Rev.,
	5.125%, 6/1/47, Ser. A-1	Baa3/BBB	3,473,400
5,000	State, GO, 5.125%, 11/1/24	A1/A+	5,212,650
1,000	State Health Facs. Financing Auth. Rev.,
	Adventist Health System, 5.00%, 3/1/33	NR/A	977,600
	Statewide Community Dev. Auth. Rev.,
1,000	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	874,360
400	Valleycare Health, 5.125%, 7/15/31, Ser. A	NR/NR	354,404
			11,909,624

	Colorado—3.6%
500	Confluence Metropolitan Dist. Rev., 5.40%, 12/1/27	NR/NR	444,240
1,600	Madre Metropolitan Dist. No. 2, GO, 5.50%, 12/1/36, Ser. A	NR/NR	1,302,480
575	State Educational & Cultural Facs. Auth. Rev., 5.75%, 12/1/37	NR/NR	534,089
2,000	State Health Facs. Auth., Valley View Hospital Rev.,
	5.125%, 5/15/37	NR/BBB	1,844,980
	State Health Facs. Auth. Rev., Volunteers of America,
950	5.25%, 7/1/27	NR/NR	841,063
650	5.30%, 7/1/37	NR/NR	558,662
			5,525,514

	District of Columbia—1.4%
	District of Columbia, GO, Ser. A (MBIA-IBC),
725	5.25%, 6/1/27	Aaa/AAA	734,954
375	5.25%, 6/1/27, (Pre-refunded @ $101, 6/1/08) (a)	Aaa/AAA	382,680
1,000	District of Columbia Rev., 6.00%, 7/1/18, Ser. A (AMBAC)	Aaa/AAA	1,084,730
			2,202,364

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Florida—4.4%
$1,355	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.375%, 11/15/35, Ser. D, (Pre-refunded @ $100, 11/15/13) (a)	A1/NR	$1,525,256
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB	433,655
4,275	Miami-Dade Cnty. Expressway Auth. Rev., 5.00%, 7/1/29, Ser. B (FGIC)	Aaa/AAA	4,319,118
500	Orange Cnty. Health Facs. Auth. Rev., 5.50%, 7/1/32	NR/NR	448,160
			6,726,189

	Georgia—5.2%
1,000	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3/NR	1,039,470
2,350	Atlanta Water & Wastewater Rev., 5.00%, 11/1/37 (FSA)	Aaa/AAA	2,407,881
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29, Ser. A	Baa1/BBB	1,945,400
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA)	Aaa/AAA	2,046,782
750	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	650,498
			8,090,031

	Hawaii—0.7%
1,000	State, Marina Rev., 5.75%, 7/1/21, Ser. A (FGIC)	Aaa/AAA	1,052,810

	Illinois—9.5%
1,000	Chicago Water Rev., 6.00%, 1/1/17,
	(Pre-refunded @ $101, 1/1/10) (MBIA) (a)	Aaa/AAA	1,079,510
1,100	McHenry & Lake Cntys. Community High School Dist. No. 156,
	GO, 5.125%, 1/1/19, (Pre-refunded @ $100, 1/1/11) (FGIC) (a)	Aaa/NR	1,183,941
5,000	Metropolitan Pier & Exposition Auth. Rev.,
	zero coupon, 6/15/36, Ser. A (MBIA)	Aaa/AAA	1,185,400
2,000	Regional Transportation Auth. Rev., 6.00%, 6/1/23 (FGIC)	Aaa/AAA	2,388,980
7,250	State Finance Auth., Sherman Health Systems Rev.,
	5.50%, 8/1/37, Ser. A	Baa1/A-	7,319,310
425	State Finance Auth. Rev., 6.00%, 3/1/37, Ser. A	NR/NR	395,288
1,000	State Health Facs. Auth. Rev, Centegra Health Rev., 5.25%, 9/1/24	NR/A-	1,011,210
			14,563,639

	Indiana—1.6%
1,000	Indianapolis Local Public Improvement Board,
	Rev., 5.00%, 2/1/17, Ser. A, (Pre-refunded @ $101, 2/1/08) (a)	Aa1/AAA	1,010,000
1,500	State Health & Educational Facs. Financing Auth. Rev.,
	Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB-	1,405,140
			2,415,140

	Iowa—1.7%
	State Finance Auth. Rev.,
750	5.50%, 11/15/37	NR/NR	652,590
500	6.75%, 11/15/37	NR/NR	505,990
1,600	State Finance Auth. Rev., Wedum Walnut Ridge LLC,
	5.625%, 12/1/45, Ser. A	NR/NR	1,417,808
			2,576,388

	Maryland—1.1%
	State Health & Higher Educational Facs. Auth. Rev.,
1,500	5.00%, 7/1/37, Ser. A	Baa2/BBB	1,389,165
300	5.30%, 1/1/37	NR/NR	261,720
			1,650,885

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Massachusetts—5.8%
$1,500	State, GO, 5.50%, 11/1/20, Ser. C, (Pre-refunded @ $100, 11/1/12) (a)	Aa2/AA	$1,679,910
500	State Dev. Finance Agcy. Rev., 5.20%, 11/1/41	NR/NR	410,745
1,000	State Health & Educational Facs. Auth. Rev.,
	Partners Healthcare, 5.125%, 7/1/19, Ser. B	Aa2/AA	1,025,060
90	State Water Pollution Abatement Trust Rev., 6.375%, 2/1/15, Ser. A	Aaa/AAA	90,275
5,500	State Water Resources Auth. Rev., 5.00%, 8/1/41, Ser. A	Aa2/AA	5,672,645
			8,878,635

	Michigan—6.0%
1,065	Bloomingdale Public School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 5/1/11) (Q-SBLF) (a)	Aa3/AA-	1,165,856
1,500	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	1,202,925
2,000	Grand Valley State Univ. Rev., 5.50%, 2/1/18 (FGIC)	Aaa/AAA	2,271,900
	Kalamazoo Economic Dev. Corp. Rev.,
1,250	5.125%, 5/15/37	NR/NR	1,047,412
350	5.50%, 5/15/36	NR/NR	311,738
1,075	Lincoln Consolidated School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 11/1/11) (Q-SBLF) (a)	Aa3/AA-	1,189,799
850	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	782,153
1,500	State Public Educational Facs. Auth. Rev., 5.00%, 9/1/36	NR/BBB-	1,331,520
			9,303,303

	Minnesota—0.8%
825	Rochester Healthcare Housing Rev., 5.20%, 10/1/23, Ser. A	NR/NR	766,442
500	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	414,805
			1,181,247

	Missouri—1.1%
500	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	472,985
1,260	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	1,245,838
			1,718,823

	Nevada—0.0%
5	State Housing Division Rev., 6.20%, 4/1/17, Ser. B-1 (AMBAC)(VA-GTD)	Aaa/AAA	5,008

	New Jersey—3.2%
1,500	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR	1,483,575
	Tobacco Settlement Financing Corp. Rev.,
3,000	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	2,569,470
750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	895,095
			4,948,140

	New Mexico—5.4%
8,035	Albuquerque, Sales Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)	Aaa/AAA	8,292,200

	New York—3.4%
245	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	215,566
	New York City, GO,
1,250	5.00%, 11/1/34, Ser. D	Aa3/AA	1,267,025
750	5.25%, 9/15/33, Ser. C	Aa3/AA	772,335

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	New York (continued)
$2,825	Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B	Aa2/AA-	$2,930,683
			5,185,609

	North Dakota—0.6%
1,000	Stark Cnty. Healthcare Housing Rev., 6.75%, 1/1/33	NR/NR	1,006,130

	Ohio—9.7%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,455	5.75%, 6/1/34	Baa3/BBB	5,254,202
8,500	5.875%, 6/1/47	Baa3/BBB	8,227,405
405	Hamilton Cnty. Sales Tax Rev., 5.25%, 12/1/32, Ser. B (AMBAC)	Aaa/NR	425,983
885	Summit Cnty., GO, 6.25%, 12/1/15,
	(Pre-refunded @ $101, 12/1/10) (FGIC)(a)	Aaa/AAA	987,483
			14,895,073

	Pennsylvania—3.3%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,500	5.375%, 11/15/40, Ser. A	Ba2/BB	1,312,170
2,000	6.00%, 7/1/23, Ser. B (MBIA)	Aaa/AAA	2,360,140
1,500	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., 5.00%, 7/1/34	Baa3/BBB	1,342,455
			5,014,765

	Puerto Rico—0.3%
5,000	Puerto Rico Sales Tax Financing Corp. Rev.,
	zero coupon, 8/1/54, (AMBAC)	Aaa/AAA	395,950

	South Dakota—0.5%
700	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA	819,532

	Tennessee—1.7%
1,325	Blount Cnty. Health & Educational Facs. Board Rev.,
	5.125%, 4/1/23, Ser. A	NR/NR	1,230,474
1,500	Sumner Cnty. Health Educational & Housing Facs. Board Rev., 5.50%, 11/1/37	NR/NR	1,467,630
			2,698,104

	Texas—8.4%
	Corpus Christi, GO (FSA),
390	5.00%, 3/1/21	Aaa/AAA	403,896
610	5.00%, 3/1/21, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	656,878
1,200	HFDC of Central Texas, Inc., Village at Gleannloch Farms Rev.,
	5.50%, 2/15/37, Ser. A	NR/NR	1,030,344
1,400	Houston Water Rev., CP, 7.50%, 12/15/15, Ser. H (AMBAC)	Aaa/AAA	1,788,514
250	Lubbock Educational Facs. Auth.,
	Lubbock Christian Univ. Rev., 5.25%, 11/1/37	NR/BBB	229,938
2,000	Richardson Hospital Auth. Rev., 6.00%, 12/1/19	Baa2/BBB	2,100,820
1,000	State Public Finance Auth. Rev., 5.00%, 2/15/18, Ser. A	NR/BB+	962,580
2,000	Texas Tech Univ. Rev., 5.50%, 8/15/18,
	Ser. 7, (Pre-refunded @ $100, 2/15/12) (MBIA) (a)	Aaa/AAA	2,222,040
2,750	Tyler Health Facs. Dev. Corp. Rev.,
	East Texas Medical Center, 5.375%, 11/1/37	Baa3/NR	2,555,685
1,000	Univ. Houston Rev., 5.25%, 2/15/17,
	(Pre-refunded @ $100, 2/15/10) (MBIA) (a)	Aaa/AAA	1,059,540
			13,010,235

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Utah—0.5%
$880	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	$851,946

	Virginia—0.4%
250	Albemarle Cnty. Industrial Dev. Auth. Rev., 5.00%, 1/1/31	NR/NR	216,840
500	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	473,850
			690,690

	Washington—3.1%
1,500	State Housing Finance Commission Rev.,
	Skyline at First Hill, 5.25%, 1/1/17, Ser. A	NR/NR	1,484,175
3,000	State Motor Vehicle, GO, 5.625%,
	7/1/25, Ser. B, (Pre-refunded @ $100, 7/1/10) (a)	Aa1/AA+	3,229,860
			4,714,035

	Wisconsin—2.0%
300	Milwaukee Redev. Auth. Rev., 5.50%, 8/1/22, Ser. A	NR/NR	285,057
3,040	State Health & Educational Facs. Auth. Rev.,
	Franciscan Sisters Healthcare, 5.00%, 9/1/33	NR/BBB+	2,848,358
			3,133,415
	Total Municipal Bonds & Notes (cost—$154,613,115)		153,685,175

SHORT-TERM INVESTMENT—0.2%
	U.S. Treasury Bills (c)—0.2%
280	2.89%-2.99%, 2/28/08-3/13/08 (cost—$279,112)		279,112

	Total Investments (cost—$154,892,227)—100.0%		$153,964,287

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.

(c)	All or partial amount segregated as collateral for future contracts.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Q-SBLF—Qualified School Bond Loan Fund
VA—Department of Veterans Affairs

Other Investments:

(1) Futures contracts outstanding at January 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation
Short: U.S. Treasury Bond Futures	(150)	$(17,897)	3/19/08	$(356,250)

Item 2.     Controls and Procedures

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.30a-3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.      Exhibits

(a)      Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 25, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 25, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 25, 2008